Share Capital (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Ordinary shares, shares authorized	200,000,000	100,000,000
Ordinary shares, Issued and outstanding	23,491,948	21,737,263